Capital Deficiency	12 Months Ended
Dec. 31, 2022
Capital Deficiency [Abstract]
CAPITAL DEFICIENCY

NOTE 3 — CAPITAL DEFICIENCY:

a.      Ordinary Shares

Class A ordinary shares

The Company is authorized to issue up to 500,000,000 Class A ordinary shares of $0.0001 par value each. Pursuant to the Public Offering, as of December 31, 2022, the Company issued and sold an aggregate of 20,000,000 Class A ordinary shares as part of the Units sold in the transaction. The Units (which also included 10,000,000 public warrants — the “Public Warrants”) were sold at a price of $10 per Unit, for aggregate consideration of $200 million in the Public Offering. The Sponsor purchased an aggregate of 945,715 private shares as part of the Private Units (which also included 472,858 private warrants — the “Private Warrants”) sold in the Private Placement at a price of $10 per Private Unit, or $9,457,150 in the aggregate.

The Private and Public Warrants (together — the “Warrants”) are exercisable to purchase one Class A share at a price per share of $11.50. Each Warrant will become exercisable 30 days after the completion of the Company’s Business Combination and will expire at 5:00 p.m., New York City time, five years after the completion of the Business Combination or earlier upon redemption (only in the case of the Public Warrants, see below for redemption of the Private Warrants) or liquidation. The Warrants may only be gross physically settled, as there are no cashless exercise provisions.

Once the Public Warrants become exercisable, the Company may redeem them in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders. During such notice period, the warrants remain exercisable.

The Private Warrants are identical to the Public Warrants except that: (1) they (including the ordinary shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the sponsor until 30 days after the completion of the initial business combination; (2) they (including the ordinary shares issuable upon exercise of these warrants) are not registered but are entitled to registration rights; and (3) prior to being sold in the open market or transferred into “street name”, they are not redeemable by the Company.

Class B ordinary shares

The Company is authorized to issue up to 50,000,000 Class B ordinary shares of $0.0001 par value each. On August 23, 2021 the Company issued 5,750,000 Class B ordinary shares of $0.0001 par value each for a total consideration of $25,000 to the Sponsor. On November 23, 2021, the Sponsor surrendered to the Company for cancellation and for nil consideration 718,750 Class B ordinary shares of par value $0.0001 each. On January 29, 2022, the underwriter’s over-allotment option to buy up to an aggregate of 125,000 additional Units expired unexercised. As a result, 31,250 of the original 5,031,250 Class B ordinary shares issued to the sponsor, which were subject to forfeiture to the extent the underwriter’s over-allotment option was not fully exercised, were cancelled, leaving the sponsor with 5,000,000 Class B ordinary shares.

Class B ordinary shares are convertible into Class A ordinary shares, on a one-to-one basis, at any time and from time to time at the option of the holder, or automatically on the day of the Business Combination. Class B ordinary shares also possess the sole right to vote for the election or removal of directors, until the consummation of an initial Business Combination.

b.      Preference shares

The Company is authorized to issue up to 5,000,000 preference shares of $0.0001 par value each. As of December 31, 2022, the Company has no preference shares issued and outstanding.